Summary of Net Sales Disaggregated by Channel (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Net sales	$ 7,420,554	$ 6,834,475	$ 30,081,577	$ 17,002,052
e-Commerce [Member]
Product Information [Line Items]
Net sales	1,445,809	2,946,393	10,874,000	6,284,000
Wholesale [Member]
Product Information [Line Items]
Net sales	4,936,343	2,661,560	13,654,000	6,151,000
Private Label [Member]
Product Information [Line Items]
Net sales	$ 1,038,402	$ 1,226,522	$ 5,554,000	$ 4,567,000